Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax assets (liabilities):
Current tax assets	$ 286	$ 267
Current tax liabilities	(6,225)	(1,482)
Total current tax assets (liabilities)	(5,939)	(1,215)
Non-current tax assets (liabilities):
Deferred tax assets	4,683	21,864
Deferred tax liabilities	(14,133)	(12,411)
Total non-current tax assets (liabilities)	$ (9,450)	$ 9,453	$ 5,303